Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 65,750	£ 52,816
Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	624	668
Debt securities and other eligible bills [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	64,103	51,026
Equity securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 1,023	£ 1,122